Financial Instruments Available-for-Sale Investments (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Fixed income funds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 187,467
Gross Unrealized Gains	101
Gross Unrealized Losses	34
Fair Value	187,534
Government bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	60,543
Gross Unrealized Gains	12
Gross Unrealized Losses	43
Fair Value	60,512
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	146,202
Gross Unrealized Gains	2
Gross Unrealized Losses	487
Fair Value	145,717
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	11,028
Gross Unrealized Gains	0
Gross Unrealized Losses	58
Fair Value	$ 10,970